Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes:
Federal					$ 9,000
State					1,000
Total deferred income taxes			$ 539,000	$ 0	9,000	$ 0
Total income tax expense	$ 17,000	$ 0	$ 539,000	$ 0	9,000
Current provision for income taxes					$ 0	$ 0